Net premiums earned - Summary of insurance premium revenue explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	S/ 662,301	S/ 762,085	S/ 533,630
Adjustment of technical reserves	(222,523)	(316,804)	(240,175)
Gross premiums earned	439,778	445,281	293,455
Premiums ceded to reinsurers	(13,170)	(116,715)	(34,106)
Net premiums earned	426,608	328,566	259,349
Life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	559,899	665,164	455,736
Adjustment of technical reserves	(220,306)	(312,772)	(241,636)
Gross premiums earned	339,593	352,392	214,100
Premiums ceded to reinsurers	(13,044)	(115,206)	(32,405)
Net premiums earned	326,549	237,186	181,695
Life insurance contracts [member] | Annuities [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	275,303	264,305	226,564
Adjustment of technical reserves	(150,002)	(229,097)	(191,612)
Gross premiums earned	125,301	35,208	34,952
Premiums ceded to reinsurers	0
Net premiums earned	125,301	35,208	34,952
Life insurance contracts [member] | Group Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	136,502	110,049	128,259
Adjustment of technical reserves	(62)	1,351	5
Gross premiums earned	136,440	111,400	128,264
Premiums ceded to reinsurers	(5,463)	(4,232)	(3,437)
Net premiums earned	130,977	107,168	124,827
Life insurance contracts [member] | Individual Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	135,810	130,419	64,467
Adjustment of technical reserves	(82,343)	(40,861)	(35,010)
Gross premiums earned	53,467	89,558	29,457
Premiums ceded to reinsurers	(4,430)	(3,678)	(2,778)
Net premiums earned	49,037	85,880	26,679
Life insurance contracts [member] | Retirement Disability And Survivial [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	12,282	160,388	36,436
Adjustment of technical reserves	15,523	(42,603)	(12,753)
Gross premiums earned	27,805	117,785	23,683
Premiums ceded to reinsurers	(3,151)	(107,296)	(26,189)
Net premiums earned	24,654	10,489	(2,506)
Life insurance contracts [member] | Others [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	2	3	10
Adjustment of technical reserves	(3,422)	(1,562)	(2,266)
Gross premiums earned	(3,420)	(1,559)	(2,256)
Premiums ceded to reinsurers	0		(1)
Net premiums earned	(3,420)	(1,559)	(2,257)
Non-life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	102,402	96,921	77,894
Adjustment of technical reserves	(2,217)	(4,032)	1,461
Gross premiums earned	100,185	92,889	79,355
Premiums ceded to reinsurers	(126)	(1,509)	(1,701)
Net premiums earned	S/ 100,059	S/ 91,380	S/ 77,654